MEMBER MANAGEMENT FEES PAYABLE - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling and Marketing Expense [Member]
Member management fees	¥ 418,194	¥ 876,769	¥ 834,576